S000105352 [Member] Expense Example - Natixis Loomis Sayles Total Return Bond ETF - Natixis Loomis Sayles Total Return Bond ETF	Jun. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 133